Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2018
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Reconciliation of Liabilities Arising from Financing Activities
36.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Short-term Debt	Long-term debt and payable	Finance lease obligation	Other payables in respect of the reduction of capital by non-controlling interests	Consideration payable in respect of the Eighth Acquisition (Note 20)	Consideration payable in respect of the acquisition of non-controlling interests (Note 20)	Dividend payable	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2017	40,780	71,646	102	—	—	—	—	112,528
Financing cash flows	13,778	(22,191)	(84)	—	—	(31)	(7,619)	(16,147)
New finance leases	—	—	55	—	—	—	—	55
Interest expenses	—	295	9	—	—	—	—	304
Foreign exchange gain	—	(8)	—	—	—	—	—	(8)
Acquisition of the Eighth Acquired Group	—	—	—	—	87	—	—	87
Acquisition of non-controlling interests	—	—	—	—	—	150	—	150
Distribution to non-controlling interests	—	—	—	—	—	—	89	89
Dividends declared	—	—	—	—	—	—	7,530	7,530
Others	—	—	(5)	—	—	—	—	(5)

Balance as of December 31, 2017	54,558	49,742	77	—	87	119	—	104,583
Financing cash flows	(5,021)	(4,073)	(73)	(20)	(87)	(119)	(7,745)	(17,138)
New finance leases	—	—	200	—	—	—	—	200
Interest expenses	—	304	12	—	—	—	—	316
Foreign exchange loss	—	18	—	—	—	—	—	18
Reduction of capital by non-controlling interests	—	—	—	20	—	—	—	20
Distribution to non-controlling interests	—	—	—	—	—	—	177	177
Dividends declared	—	—	—	—	—	—	7,568	7,568

Balance as of December 31, 2018	49,537	45,991	216	—	—	—	—	95,744

Other than net financing cash outflows for the year ended December 31, 2018 totaling RMB17,138 as presented above, E-surfing Pay, a subsidiary of the Company, received RMB855 in the current year as part of the consideration amounting to RMB945 in respect of contribution from non-controlling interests. The remaining balance of RMB90 as of December 31, 2018 was included in prepayments and other current assets (Note 8).